INTEGRITY DIVIDEND SUMMIT FUND

Schedule of Investments – October 31, 2024 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (97.5%)

Communication Services (13.8%)
AT&T Inc	19,000	$428,260
BCE Inc	6,000	193,560
Verizon Communications Inc	12,000	505,560
		1,127,380
Consumer Discretionary (6.3%)
Best Buy Co Inc	2,000	180,860
Whirlpool Corp	1,000	103,510
Restaurant Brands International Inc	2,000	139,100
Wendy's Co/The	5,000	95,550
		519,020
Consumer Staples (10.0%)
British American Tobacco PLC ADR	6,500	227,370
Philip Morris International Inc	2,000	265,400
Walgreens Boots Alliance Inc	4,300	40,678
Altria Group Inc	5,250	285,915
		819,363
Energy (19.5%)
Oasis Petroleum Inc	400	50,040
Pembina Pipeline Corp	1,400	58,506
Civitas Resources Inc	3,000	146,370
Enbridge Inc	4,500	181,800
Permian Resources Corp	11,000	149,930
Petroleo Brasileiro SA ADR	10,000	134,500
South Bow Corp	2,400	59,904
TransCanada Corp	12,000	558,120
Dorian LPG Ltd	9,000	259,650
		1,598,820
Financials (12.4%)
Citizens Financial Group Inc	3,000	126,360
PNC Financial Services Group Inc/The	600	112,962
Prudential Financial Inc	500	61,240
US Bancorp	5,340	257,975
CME Group Inc	1,400	315,504
T Rowe Price Group Inc	600	65,916
Regions Financial Corp	3,000	71,610
		1,011,567
Health Care (10.8%)
Bristol Myers Squibb Co	8,700	485,199
Pfizer Inc	14,000	396,200
		881,399
Industrials (1.7%)
United Parcel Service Inc	1,000	134,060
		134,060

Information Technology (3.0%)
International Business Machines Corp	200	41,344
Seagate Technology PLC	2,000	200,740
		242,084
Materials (7.9%)
BHP Group Ltd ADR	1,000	55,460
Dow Inc	3,000	148,140
Rio Tinto PLC ADR	3,400	220,626
Nutrien Ltd	2,000	95,360
LyondellBasell Industries NV	1,500	130,275
		649,861
Utilities (12.1%)
Portland General Electric Co	4,000	189,600
AES Corp/The	8,000	131,920
Dominion Resources Inc/VA	700	41,671
Duke Energy Corp	300	34,581
Entergy Corp	600	92,868
Eversource Energy	4,000	263,400
Exelon Corp	2,000	78,600
Xcel Energy Inc	2,400	160,344
		992,984

TOTAL COMMON STOCKS (COST: $7,589,939)		$7,976,538

OTHER ASSETS LESS LIABILITIES (2.5%)		$208,350

NET ASSETS (100.0%)		$8,184,888

PLC - Public Limited Company
ADR - American Depositary Receipt

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2024 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Dividend Summit Fund
Investments at cost	$7,589,939
Unrealized appreciation	606,931
Unrealized depreciation	(220,332)
Net unrealized appreciation (depreciation)*	386,599

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Integrity Dividend Summit Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,976,538	$0	$0	$7,976,538
Total	$7,976,538	$0	$0	$7,976,538